Right-of-Use Assets and Lease liabilities - Schedule of Reconciliation of Changes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right of Use Assets
Beginning of financial year	€ 10,337	€ 973
Depreciation charge	0	235	€ 30
Ending of financial year	12,598	10,337	973
Lease liabilities
Lease liabilities at 1 January (current and non-current lease)	10,971	993	279
Acquisition of subsidiaries	0	0	1,299
Additions during the year	4,640	11,909	0
Exchange differences	0	30	(16)
Repayment of lease obligations	(2,072)	(1,961)	(569)
Total lease liabilities at 31 December	13,539	10,971	993
Current	1,057	1,274	601
Non-current	12,482	9,697	392
Cost
Right of Use Assets
Beginning of financial year	13,324	3,134	2,145
Additions	4,122
Acquisition of businesses		10,864	1,033
Disposals	(228)	(893)
Exchange differences	0	219	(44)
Ending of financial year	17,218	13,324	3,134
Accumulated depreciation
Right of Use Assets
Beginning of financial year	(2,987)	(2,161)	(1,858)
Depreciation charge	1,861	1,379	334
Disposals	(228)	(729)
Exchange differences	0	(176)	31
Ending of financial year	(4,620)	(2,987)	(2,161)
Leasehold equipment
Right of Use Assets
Beginning of financial year	0	0
Ending of financial year	0	0	0
Leasehold equipment | Cost
Right of Use Assets
Beginning of financial year	0	464	464
Additions	0
Acquisition of businesses		0	0
Disposals	0	(464)
Exchange differences	0	0	0
Ending of financial year	0	0	464
Leasehold equipment | Accumulated depreciation
Right of Use Assets
Beginning of financial year	0	(464)	(381)
Depreciation charge	0	0	83
Disposals	0	(464)
Exchange differences	0	0	0
Ending of financial year	0	0	(464)
Warehouse facilities
Right of Use Assets
Beginning of financial year	0	385
Ending of financial year	0	0	385
Warehouse facilities | Cost
Right of Use Assets
Beginning of financial year	0	409	0
Additions	0
Acquisition of businesses		0	421
Disposals	0	(429)
Exchange differences	0	20	(12)
Ending of financial year	0	0	409
Warehouse facilities | Accumulated depreciation
Right of Use Assets
Beginning of financial year	0	(24)	0
Depreciation charge	0	235	30
Disposals	0	(265)
Exchange differences	0	(6)	6
Ending of financial year	0	0	(24)
Office space
Right of Use Assets
Beginning of financial year	10,337	588
Ending of financial year	12,598	10,337	588
Office space | Cost
Right of Use Assets
Beginning of financial year	13,324	2,261	1,681
Additions	4,122
Acquisition of businesses		10,864	612
Disposals	(228)	0
Exchange differences	0	199	(32)
Ending of financial year	17,218	13,324	2,261
Office space | Accumulated depreciation
Right of Use Assets
Beginning of financial year	(2,987)	(1,673)	(1,477)
Depreciation charge	1,861	1,144	221
Disposals	(228)	0
Exchange differences	0	(170)	25
Ending of financial year	€ (4,620)	€ (2,987)	€ (1,673)